Securities Held-to-Maturity (Summary of Mortgage-Backed Securities Held-to-Maturity) (Detail) (Held-to-maturity Securities, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 3,617	$ 5,060
Gross Unrealized Gains	154	213
Gross Unrealized Losses
Estimated Fair Value	3,771	5,273
Passthrough Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	629	854
Gross Unrealized Gains	43	45
Gross Unrealized Losses
Estimated Fair Value	672	899
Collateralized Mortgage Obligation Or Real Estate Mortgage Investment Conduit | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,988	4,206
Gross Unrealized Gains	111	168
Gross Unrealized Losses
Estimated Fair Value	$ 3,099	$ 4,374